Cash Generated From Operations Cash Generated From Operations	6 Months Ended
Jun. 30, 2018
Statement of cash flows [abstract]
Cash Generated From Operations
Cash generated from operations

	Six months	Six months	Year
	ended	ended	ended
	Jun	Jun	Dec
	2018	2017	2017
US Dollar million	Reviewed	Reviewed	Audited

Profit (loss) before taxation	86	(153)	(63)
Adjusted for:
Movement on non-hedge derivatives and other commodity contracts	(9)	(2)	(10)
Amortisation of tangible assets	294	389	817
Finance costs and unwinding of obligations	85	83	169
Environmental, rehabilitation and other expenditure	(32)	(21)	(30)
Special items	112	246	394
Amortisation of intangible assets	3	3	6
Interest income	(9)	(8)	(15)
Share of associates and joint ventures' (profit) loss	(40)	9	(22)
Other non-cash movements	10	36	61
Movements in working capital	(132)	(165)	(156)
	368	417	1,151

Movements in working capital:
(Increase) decrease in inventories	30	(22)	(67)
(Increase) decrease in trade and other receivables	(59)	(95)	(86)
Increase (decrease) in trade, other payables and deferred income	(103)	(48)	(3)
	(132)	(165)	(156)